Financial Information of the Parent Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	25,000,000	25,000,000
Ordinary shares, shares issued (in Shares)	802,929	112,500
Ordinary shares, shares outstanding (in Shares)	752,929	112,500
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	12,500,000	12,500,000
Ordinary shares, shares issued (in Shares)	5,800	5,800
Ordinary shares, shares outstanding (in Shares)	5,800	5,800